Lease	6 Months Ended
Jun. 30, 2024
Lease [Abstract]
LEASE

NOTE 3:- LEASE

The Company has entered into non-cancelable lease agreements for its offices and motor vehicles with lease periods expiring at various dates through May 2035.

The components of operating lease costs were as follows:

	Six months ended June 30,
	2023	2024
	Unaudited

Operating lease cost	$475	$564
Variable lease cost	22	31

Total net lease costs	$497	$595

Supplemental balance sheet information related to operating leases is as follows:

	As of
	December 31, 2023	June 30, 2024
	Audited	Unaudited

Operating lease ROU assets	$8,363	$8,009
Operating lease liabilities, current	$1,062	$1,038
Operating lease liabilities, long-term	$6,604	$6,109
Weighted average remaining lease term (in years)	10.8	10.41
Weighted average discount rate	5.8%	5.92%

Minimum lease payments for the Company’s ROU assets over the remaining lease periods as of June 30, 2024, are as follows:

Operating leases
Unaudited

2024	$538
2025	1,023
2026	885
2027	865
2028	871
2029 and thereafter	5,680

Total undiscounted lease payments	9,862
Less: imputed interest	2,715

Present value of lease liabilities	$7,147